Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered Loan and Non-Covered Loan Portfolios (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 251,603	$ 193,761	$ 136,100
(Reversal of) Provision for loan losses before benefit attributable to FDIC loss share agreements	(50,940)	104,756	82,988
Adjustment attributable to FDIC loss share arrangements	56,085	(84,085)	(57,121)
Net (reversal of) provision for loan losses	5,145	20,671	25,867
Adjustment attributable to FDIC loss share arrangements	(56,085)	84,085	57,121
Transfer of balance to OREO	(28,126)	(27,169)	(17,143)
Transfer of balance to the RULC	(9,828)
Loans charged-off	(26,481)	(25,060)	(16,159)
Recoveries	6,846	5,315	7,975
Balance at end of period	143,074	251,603	193,761
Balance at beginning of period
Transfer of balance from the allowance for loan losses	9,828
Provision for unfunded lending commitments	1,319
Balance at end of period	11,147
Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	74,211	74,861	62,460
(Reversal of) Provision for loan losses before benefit attributable to FDIC loss share agreements	6,828	3,804	19,974
Adjustment attributable to FDIC loss share arrangements
Net (reversal of) provision for loan losses	6,828	3,804	19,974
Adjustment attributable to FDIC loss share arrangements
Transfer of balance to OREO
Transfer of balance to the RULC	(9,828)
Loans charged-off	(10,686)	(9,728)	(15,022)
Recoveries	6,817	5,274	7,449
Balance at end of period	67,342	74,211	74,861
Balance at beginning of period
Transfer of balance from the allowance for loan losses	9,828
Provision for unfunded lending commitments	1,319
Balance at end of period	11,147
Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	8,816
(Reversal of) Provision for loan losses before benefit attributable to FDIC loss share agreements	(3,158)	9,799
Adjustment attributable to FDIC loss share arrangements
Net (reversal of) provision for loan losses	(3,158)	9,799
Adjustment attributable to FDIC loss share arrangements
Transfer of balance to OREO	(1,085)	(826)
Transfer of balance to the RULC
Loans charged-off	(31)	(179)
Recoveries	15	22
Balance at end of period	4,557	8,816
Balance at beginning of period
Transfer of balance from the allowance for loan losses
Provision for unfunded lending commitments
Balance at end of period
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	168,576	118,900	73,640
(Reversal of) Provision for loan losses before benefit attributable to FDIC loss share agreements	(54,610)	91,153	63,014
Adjustment attributable to FDIC loss share arrangements	56,085	(84,085)	(57,121)
Net (reversal of) provision for loan losses	1,475	7,068	5,893
Adjustment attributable to FDIC loss share arrangements	(56,085)	84,085	57,121
Transfer of balance to OREO	(27,041)	(26,343)	(17,143)
Transfer of balance to the RULC
Loans charged-off	(15,764)	(15,153)	(1,137)
Recoveries	14	19	526
Balance at end of period	71,175	168,576	118,900
Balance at beginning of period
Transfer of balance from the allowance for loan losses
Provision for unfunded lending commitments
Balance at end of period